Related Party Transactions - Additional Information (Details) - CAD ($) $ in Millions	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022
Related party transactions [abstract]
Accrued liabilities related parties current	$ 0.3	$ 0.9	$ 0.4